Other Income, Net	6 Months Ended
Jun. 30, 2019
Other Income and Expenses [Abstract]
Other Income, Net	OTHER INCOME, NET

	Quarter ended		Year-to-Date
	June 30		June 30
($ millions)	2019	2018	2019	2018
Equity component of allowance for funds used during construction	19	15	37	30
Gain on repayment of debt (Note 7)	11	—	11	—
Derivative gains (losses)	6	(4)	13	(8)
Interest income	4	4	8	8
Other	3	3	12	(3)
	43	18	81	27